UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-23480

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StepStone Private Markets
(Exact name of registrant as specified in charter)

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128 S Tryon St., Suite 1600
Charlotte, NC 28202
(Address of principal executive offices) (Zip code)

Robert W. Long
Chief Executive Officer
StepStone Group Private Wealth LLC
128 S Tryon St., Suite 1600
Charlotte, NC 28202
(Name and address of agent for service)

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Registrant’s telephone number, including area code: (704) 215-4300

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

ITEM 1.    REPORTS TO STOCKHOLDERS.

(a)      The Report to Shareholders is attached herewith.

StepStone Private Markets

Consolidated Financial Statements

For the Six Months Ended September 30, 2024

(unaudited)

Semi-Annual Report

Beginning on March 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund or your financial intermediary. You may elect to receive all future reports, including your shareholder reports, in paper free of charge by contacting the Fund at 704-215-4300. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all StepStone Funds.

StepStone Private Markets
Table of Contents For the Six Months Ended September 30, 2024 (unaudited)

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling (704) 215-4300; or through the Fund’s website at https://www.stepstonegroup.com/what-we-do/solutions-services/private-wealth-solutions/sprim/; or both; and (ii) on the Commission’s website at http://www.sec.gov.

StepStone Private Markets
Consolidated Schedule of Investments September 30, 2024 (unaudited)
Investments	Footnote	Asset Class	Acquisition Date	Fair Value
Co-Investments — 11.4%	1,2,3,4
Europe — 2.5%
BC Partners Defender Co-Investment L.P.	*	Private Equity	09/10/2021	$5,518,399
Blackstone Infrastructure Hogan Co-Invest 2 (CYM) L.P.	5	Real Assets	08/30/2023	12,219,833
Blackstone Infrastructure Miro Co-Invest (CYM) L.P.	*,5	Real Assets	04/25/2022	13,422,706
Enak Aggregator Limited Partnership	*	Private Equity	01/18/2022	3,964,874
Hao Tian Asia Investment Co Ltd. Facility A ($388,401 principal amount, 10.65%, 10/11/2024)	5,6	Private Debt	06/04/2021	388,401
Kindred Capital Co-Invest I LP	*	Private Equity	04/26/2022	11,430,160
KKR Cretaceous Co-Invest L.P.	*	Real Assets	12/08/2022	16,275,231
Palace Co-Invest, SLP	*	Real Assets	08/07/2021	12,822,796
Triton C Investment A L.P.	*	Private Equity	03/29/2022	5,847,080
Total Europe				81,889,480

North America — 8.5%
AMP-20 Sterling Limited Partnership	*	Private Equity	08/02/2023	4,486,665
Ares CARS Co-Invest, L.P.	5	Real Assets	05/26/2022	22,496,542
Ascend SMG Co-Invest 1, L.P.	*	Private Equity	09/25/2023	2,867,337
BPCP Speedstar Acquisition, LLC (1,900 common shares)	*,6,7	Private Equity	01/20/2021	2,331,679
Buckeye Co-Invest II, LP	*	Real Assets	07/26/2024	9,893,763
Castlelake Consumer Receivables Opportunity III, L.P.	*,5	Private Debt	06/26/2024	15,109,807
Cendyn Group Holdings LLC (674 preferred shares)	6	Private Equity	10/05/2023	28,023,940
Cinven Discovery Limited Partnership	*	Private Equity	09/22/2022	4,258,625
Columbia Spectrum Partners VI-A, L.P.	*,5	Private Equity	09/10/2024	—
Decisions, LLC (1,718,769 common shares)	*,6,8	Private Equity	12/28/2020	5,585,189
ECP V (California Co-Invest), LP	*,5	Real Assets	08/19/2024	—
Elk 2 Coinvest I, L.P.	*,5	Private Equity	07/29/2024	—
EQT X Co-Investment (F) SCSp	*	Private Equity	02/09/2024	4,905,214
FH Sunrise Co-Investment I, LP (4,365,458 common shares)	*	Private Equity	05/01/2023	6,373,568
HS Ruby LLC	*,5	Private Equity	07/25/2024	39,305
Ilumed Parent LLC (1,530 preferred shares)	*,5,6,7	Private Equity	08/19/2024	11,003,394
IPEX Co-Invest, L.P.	*	Private Equity	02/28/2024	5,500,000
JFL-Rand Co-Invest US Partners, L.P.	*,5	Private Equity	03/10/2023	13,533,400
JFL-Tiger Co-Invest Partners, L.P.	*,5	Private Equity	10/12/2023	6,253,997
KKR Apple Co-Invest L.P.		Real Assets	09/20/2021	7,067,742
KKR Gameday Co-Invest L.P.	*	Private Equity	08/22/2024	25,886,598
LJ Perimeter Co-Invest, L.P.	*,5	Private Equity	10/28/2022	4,767,096
LJ Shield Co-Invest, L.P.	*,5	Private Equity	07/11/2024	17,150,000
MH Fund II Co-Invest, LP	*,5,7	Real Assets	03/23/2021	6,281,423

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Markets
Consolidated Schedule of Investments (continued) September 30, 2024 (unaudited)
Investments	Footnote	Asset Class	Acquisition Date	Fair Value
Co-Investments (continued)
North America (continued)
Mosyle Corporation — Series B-2 (45,010 preferred shares)	*,6	Private Equity	04/21/2022	$1,354,977
MPP KKC Holdings, LLC (3,000,000 common shares)	*,6,7	Private Equity	11/10/2021	5,070,000
Novacap TMT VI Co-Investment (Cadenza), L.P.	*	Private Equity	08/22/2023	3,276,052
OSP Co-Invest II, LP — MB series	*,7	Private Equity	01/02/2024	9,880,197
Palms Co-Investment Partners, L.P.	*	Private Equity	06/03/2022	5,289,354
Peak Topco, Inc. (20,833 common shares)	*,5,6	Private Equity	08/23/2024	20,833,333
Pediatric Home Respiratory Services, LLC Ninth Amendment Term Loan ($5,584,459 principal amount, SOFR + 6.50%, 12/5/2025)	6	Private Debt	10/20/2023	5,548,105
Pegasus Coinvestors, L.P.	5,8	Real Assets	10/05/2021	4,305,302
Providence VIII Tetris Co-Investment-A L.P.	*,5	Private Equity	11/18/2022	5,152,476
RPIII FB Co-Invest LLC	*,8	Private Equity	03/02/2023	5,050,000
THL Fund IX Investors (Beacon), L.P.	*,6	Private Equity	05/05/2021	4,973,276
TPG VIII Merlin CI II, L.P.	5	Private Equity	07/30/2021	2,654,230
WP Irving Co-Invest, L.P.		Private Equity	04/11/2022	2,671,280
Total North America				279,873,866

Rest of the World — 0.4%
BGO Asia III Blossoms Co-Investment LP	*,5,9	Real Assets	10/10/2023	12,935,975
Total Rest of the World				12,935,975
Total Co-Investments (Cost $331,659,885)				374,699,321

Primary Investment Funds — 5.1%	1,2,3,4
Europe — 0.3%
Growth Capital Partners Fund V LP	5,10	Private Equity	04/14/2022	9,654,454
Total Europe				9,654,454

North America — 4.5%
Blue Road Capital PV II, L.P.	*,5	Real Assets	08/27/2024	20,922,257
Carlyle Santiago Aggregator, L.P.	*,5	Private Debt	08/23/2024	6,024,679
CIFC Stone Warehouse II Ltd.	*,5,6,11	Private Debt	07/18/2024	1,170,000
Dunes Point Capital Fund III-A, L.P.	*,5	Private Equity	10/12/2023	22,220,810
HPH III Investments Parallel Fund, LP	*,5	Private Equity	07/16/2024	22,484,265
Imaginary I Opportunity, L.P.	*	Private Equity	04/21/2022	1,950,749
JFL Equity Investors VI, L.P.	*,5	Private Equity	07/31/2024	14,657,592
OceanSound Partners Fund, LP	*,5,10	Private Equity	02/28/2022	11,121,244
PennantPark Capital Liquidity Solutions, LP	*,5	Private Debt	08/04/2023	17,942,525
Tiger Global Private Investment Partners XV Feeder, L.P.	*,5	Private Equity	03/23/2022	6,652,130
Truelink Capital I-A, L.P.	5	Private Equity	04/30/2024	21,148,245
Total North America				146,294,496

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Markets
Consolidated Schedule of Investments (continued) September 30, 2024 (unaudited)
Investments	Footnote	Asset Class	Acquisition Date	Fair Value
Primary Investment Funds (continued)
Rest of World — 0.3%
Eve One Fund II L.P.	*,5	Private Equity	03/11/2022	$9,127,197
Total Rest of World				9,127,197
Total Primary Investment Funds (Cost $145,143,494)				165,076,147

Secondary Investment Funds — 75.9%	1,2,3,4
Europe — 12.7%
Advent International GPE IX Limited Partnership	*,5,9	Private Equity	09/30/2024	7,055,353
Advent International GPE IX-A SCSp	*,5	Private Equity	09/30/2024	2,185,127
Advent International GPE VII-E Limited Partnership	*,5,9	Private Equity	12/31/2021	261,491
Advent International GPE VIII Limited Partnership	*	Private Equity	09/30/2024	1,509,630
Advent International GPE VIII-H Limited Partnership	*,9	Private Equity	12/31/2021	3,119,345
Advent International GPE X-A SCSp	*,5	Private Equity	09/30/2024	849,279
Altor Fund IV (No. 1) AB	5	Private Equity	12/30/2022	10,152,390
Altor Fund V (No. 1) AB	5	Private Equity	12/30/2022	16,753,596
Altor Fund V (No. 2) AB	*,5	Private Equity	06/30/2023	1,830,495
Apax IX USD L.P.	*,5,9	Private Equity	09/30/2024	2,919,458
Apax X USD L.P.	*,5,9	Private Equity	09/30/2024	3,730,390
Astorg IQ-EQ Fund	*,5	Private Equity	12/31/2021	1,106,942
Astorg V Fund	*	Private Equity	01/11/2021	5,012
BE VI ‘B’ LP	*,5	Private Equity	09/30/2024	1,973,327
Bridgepoint Europe V ‘A3’ LP	*,5	Private Equity	09/30/2024	760,143
Carlyle Europe Technology Partners III, L.P.	*,5	Private Equity	09/30/2024	757,673
Cevine Capital Management VI (No.1) Feeder Limited Partnership Incorporated	*,5	Private Equity	09/30/2024	701,077
CVC Capital Partners VIII (A) L.P.	*,9	Private Equity	09/30/2024	5,368,574
DFI European Value-Add Fund II	*,5,10	Real Assets	07/12/2021	1,167,549
DIF Core Infrastructure Fund II SCSp	*,5	Real Assets	09/30/2024	12,329,206
DIF Infrastructure VI SCSp	*,5	Real Assets	09/30/2024	12,588,368
EQT Infrastructure IV (No.2) EUR SCSp	*,5,10	Real Assets	09/29/2023	9,552,630
EQT Infrastructure IV (No.2) USD SCSp	*,5,10	Real Assets	10/10/2023	74,495,872
EQT Infrastructure V (No.1) EUR SCSp	*,5	Real Assets	07/12/2024	39,495,079
EQT IX (No.2) EUR SCSp	*,5,9	Private Equity	07/06/2022	14,812,268
EQT VIII (No.2) SCSp	*,5,9	Private Equity	07/06/2022	5,461,975
Equistone Partners Europe Fund IV	*,5	Private Equity	12/31/2020	160,582
EuroStone SRIO II S.C.A.	*,5,10	Real Assets	07/12/2021	167,568
F3 Presto HVD CV Fund AB	*,5	Private Equity	04/12/2024	4,771,089
Fifth Cinven Fund (No. 1) Limited Partnership	*,10	Private Equity	10/30/2020	1,775,574
GIP Pegasus Fund, L.P.		Real Assets	08/20/2024	18,572,645

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Markets
Consolidated Schedule of Investments (continued) September 30, 2024 (unaudited)
Investments	Footnote	Asset Class	Acquisition Date	Fair Value
Secondary Investment Funds (continued)
Europe (continued)
Harbert European Real Estate Fund III, L.P.	*,5,10	Real Assets	07/12/2021	$9,802
InfraRed Infrastructure V (1) LP	*,5	Real Assets	06/29/2022	4,873,664
Kitty Hawk Capital Partners IV L.P.	*,5,10	Real Assets	07/12/2021	523,207
LQG JV Landmark Portfolio GmbH & Co. KG	*,5,10	Real Assets	07/12/2021	562,741
Macquarie European Infrastructure Fund 4 FPCI	5	Real Assets	04/25/2023	3,601,426
Macquarie European Infrastructure Fund 5 SCSp	5	Real Assets	04/25/2023	19,688,829
MI Continuation Fund A (1,199 common shares)	*,5	Private Equity	02/23/2024	9,195,738
Nordea Private Equity II — European Middle Market Buyout K/S	*,5,12	Private Equity	09/30/2024	69,900
Oakley Capital Guinness B2 SCSp	*,5	Private Equity	06/08/2023	11,290,060
PAI Europe VII, L.P.	*,9	Private Equity	09/30/2024	2,669,955
Permira VI L.P.1	*,5,9	Private Equity	09/30/2024	5,557,060
Permira VII L.P.1	*,5,9	Private Equity	09/30/2024	17,232,434
PSC Accelerator II (A), LP	*,5	Private Equity	11/23/2023	5,557,145
Seventh Cinven Fund (No.1) Limited Partnership	*,9	Private Equity	09/30/2024	4,773,229
Sixth Cinven Fund (No. 3) Limited Partnership	5,10	Private Equity	10/30/2020	4,869,608
Strategic Opportunities Fund I GmbH & Co. KG	*,5	Private Equity	02/05/2024	18,153,583
Ufenau Continuation 3, SLP	*,5	Private Equity	04/14/2022	29,540,675
Valar Co-Invest 1 LP	*	Private Equity	12/29/2020	—
Verdane Edda II (D) AB	*,5	Private Equity	09/30/2024	1,158,324
Verdane Idun I (D) AB	*,5	Private Equity	09/30/2024	804,817
VIP SIV I LP	*,5	Private Equity	05/06/2022	20,815,785
WREP#2 Luxco S.à r.l.	*,10	Real Assets	07/12/2021	675,574
Total Europe				418,013,263

North America — 62.8%
ABRY Partners VI, L.P.	*,5,10	Private Equity	03/31/2021	66,694
ABRY Senior Equity III, L.P.	*,5,10	Private Equity	03/31/2021	15,451
Accordion DC Holdings, LP		Private Equity	12/08/2022	7,086,023
AEA Investors Fund V LP	*,5,9	Private Equity	12/31/2021	176,691
AHP Fund I PV Feeder L.P.	5	Private Equity	12/28/2020	2,211,592
AHP Fund II PV Feeder L.P.	5	Private Equity	12/28/2020	8,468,047
Album Ventures MSL-C, LP	*	Private Equity	04/21/2022	4,892,342
Amaranth DC Holdings, LP		Private Equity	02/23/2024	32,410,921
Ampersand CF Limited Partnership		Private Equity	11/13/2020	1,677,082
Apollo Natural Resources Partners II, L.P.	5,9	Real Assets	04/01/2021	420,439
Apollo Natural Resources Partners, L.P.	*,5,9	Real Assets	04/01/2021	213

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Markets
Consolidated Schedule of Investments (continued) September 30, 2024 (unaudited)
Investments	Footnote	Asset Class	Acquisition Date	Fair Value
Secondary Investment Funds (continued)
North America (continued)
Apollo Overseas Partners (Delaware 892) VIII, L.P.	*,5,9	Private Equity	04/01/2021	$1,121,481
Apollo Overseas Partners IX, L.P.	5,9	Private Equity	01/01/2022	3,108,092
Aquiline Financial Services Continuation Fund L.P.	*,5	Private Equity	05/30/2024	13,425,962
Aquiline Financial Services Fund V L.P.	*,5	Private Equity	05/22/2024	517,759
Ares Pathfinder Fund (Offshore), L.P.	5	Private Debt	04/01/2023	40,461,481
Audax Private Equity Solutions Fund, L.P.	*,5	Private Equity	06/28/2024	1,617,675
Audax Private Equity Fund IV CF, L.P.	*,5	Private Equity	12/24/2020	5,952,967
Audax Private Equity Fund V-B, L.P.	*,5,9	Private Equity	06/28/2024	14,200,534
Audax Private Equity Fund VI-A, L.P.	*,9	Private Equity	06/28/2024	36,214,392
Azimuth Energy Partners III LP	*,5,12	Private Equity	09/30/2024	237,145
Berkshire Fund IX Coinvestment Fund, L.P.	*,5,10	Private Equity	06/28/2024	17,139,182
Berkshire Fund IX, L.P.	5,7	Private Equity	09/04/2021	3,356,997
Berkshire Fund VIII, L.P.	*,5,7	Private Equity	09/04/2021	990,540
Berkshire Fund X, L.P.	5,7	Private Equity	09/04/2021	7,228,685
Blackstone Capital Partners VI L.P.	5,9	Private Equity	01/01/2021	504,874
Blue Point Capital Partners III, L.P.	*,5,10	Private Equity	06/30/2022	2,283,794
Blue Point Capital Partners IV, L.P.	*,5,10	Private Equity	06/30/2022	12,124,144
Blue Point Capital Partners V (A), L.P.	*,5	Private Equity	06/30/2022	1,697,778
Brookfield Capital Partners IV (ER) L.P.	*,5	Private Equity	09/30/2024	1,111,519
Brookfield Infrastructure Fund IV (ER) SCSp	5,9	Real Assets	01/30/2024	3,809,810
BV RN Continuation Fund, L.P.	*,5	Private Equity	10/10/2023	7,251,311
Catterton Partners VII, L.P.	*,5	Private Equity	12/31/2021	2,441,708
CD&R Value Building Partners I, L.P.	*	Private Equity	12/17/2021	11,256,082
Charlesbank Equity Fund IX, Limited Partnership	5,10	Private Equity	06/28/2024	36,519,786
Charlesbank Equity Fund X, Limited Partnership	5,10	Private Equity	06/28/2024	21,424,105
Charlesbank Equity Overage Fund X, Limited Partnership	5,10	Private Equity	06/28/2024	4,250,244
Chicago Pacific Founders Fund II-A, L.P.	*,5	Private Equity	06/28/2024	5,057,691
Chicago Pacific Founders Fund, L.P.	*,5,10	Private Equity	06/28/2024	3,953,797
Clayton, Dubilier & Rice Fund X, L.P.	5,9	Private Equity	12/31/2021	4,896,707
Clearlake Capital Partners VI (Offshore), L.P.	*,5	Private Equity	09/29/2022	16,527,688
Clearlake Capital Partners VI, L.P.	*,5	Private Equity	12/30/2022	8,973,772
Clearview Capital Fund II, L.P.	*,10	Private Equity	03/31/2021	7,355
Cortland Growth and Income, L.P. (16,919 common shares)	13	Real Assets	04/01/2022	20,054,188
Court Square Capital Partners (Offshore) III, L.P.	*,5	Private Equity	03/07/2024	19,119,288
Court Square Capital Partners III, L.P.	*,5,9	Private Equity	03/07/2024	22,580,179

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Markets
Consolidated Schedule of Investments (continued) September 30, 2024 (unaudited)
Investments	Footnote	Asset Class	Acquisition Date	Fair Value
Secondary Investment Funds (continued)
North America (continued)
Court Square Capital Partners V, L.P.	*,5	Private Equity	03/07/2024	$—
Encore Consumer Capital Fund (PV) IV, LP	5	Private Equity	06/30/2022	1,508,273
Encore Consumer Capital Fund III, LP	*,5,9	Private Equity	06/30/2022	24,261,517
Excellere Capital Fund II, L.P.	*,5	Private Equity	04/01/2021	1,946,772
FFL Parallel Fund IV, L.P.	*,5,9	Private Equity	01/01/2021	650,744
First-Party Time VI LLC	*	Private Equity	07/02/2024	4,443,572
Franklin BSP Capital Corporation (2,276,656 common shares)		Private Debt	03/31/2022	33,148,114
Fulcrum Capital Partners V, LP	5	Private Equity	12/31/2021	1,379,772
Genstar Capital Partners IX, L.P.	*,5,9	Private Equity	09/30/2024	3,352,831
Genstar Capital Partners X, L.P.	*,5,9	Private Equity	09/30/2024	3,291,028
Genstar IX Opportunities Fund I, L.P.	*,5,9	Private Equity	09/30/2024	1,222,914
Genstar X Opportunities Fund I, L.P.	*,5,9	Private Equity	09/30/2024	935,136
Global Infrastructure Partners II-C, L.P.	5	Real Assets	06/30/2021	4,202,912
Gores Capital Partners III, L.P.	*,5,9	Private Equity	01/01/2021	83,811
Green Equity Investors CF III-B, L.P.	*,5,9	Private Equity	12/21/2023	558,082
Green Equity Investors IX, L.P.	*,5	Private Equity	06/30/2022	2,331,555
Green Equity Investors Offshore Fund VII, L.P.	*,5	Private Equity	09/30/2022	3,013,211
Green Equity Investors Offshore Fund VIII, L.P.	*,5	Private Equity	09/30/2022	4,205,397
Green Equity Investors Side CF III-B, L.P.	*,5	Private Equity	12/21/2023	2,989,285
Green Equity Investors Side VII, L.P.	*,5	Private Equity	06/30/2023	26,899,303
Green Equity Investors VII, L.P.	*,5,9	Private Equity	06/30/2022	5,614,940
Green Equity Investors VIII, L.P.	*,5,9	Private Equity	06/30/2022	4,894,031
Gridiron Capital Fund II, L.P.	*,5,10	Private Equity	04/01/2021	465,567
Gryphon Partners IV, L.P.	*,5	Private Equity	12/31/2021	1,235,809
H.I.G. Realty Credit SRE Non-REIT Feeder Fund, L.P.	5	Real Assets	10/01/2021	6,793,167
Halifax Capital Partners IV, L.P.	*,5,14	Private Equity	06/30/2023	18,447,845
Halifax Capital Partners V, L.P.	*,5	Private Equity	06/30/2023	310,364
Harvest Partners IX (Parallel), L.P.	5	Private Equity	11/01/2022	4,560,979
Harvest Partners VI, L.P.	*,5,8	Private Equity	03/31/2021	1,098,170
Harvest Partners VII (Parallel), L.P.	*,5	Private Equity	11/01/2022	8,931,605
Harvest Partners VII, L.P.	*,5	Private Equity	11/01/2022	17,033,445
Hellman & Friedman Capital Partners IX, L.P.	*,5,15	Private Equity	06/30/2022	22,850,999
Hellman & Friedman Capital Partners VIII, L.P.	*,5,9	Private Equity	09/30/2024	4,569,177
Hellman & Friedman Capital Partners X, L.P.	*,5,9	Private Equity	09/30/2024	5,139,843
HPH II International FF, LP	*,5	Private Equity	07/12/2021	6,601,251
HS Mohawk Fund I LP	5	Private Equity	03/28/2024	18,897,330
Insight Partners Continuation Fund II, L.P.	*,5	Private Equity	03/31/2023	56,398,651
Integrity Growth Partners Fund II, L.P.	*,5	Private Equity	07/31/2024	—

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Markets
Consolidated Schedule of Investments (continued) September 30, 2024 (unaudited)
Investments	Footnote	Asset Class	Acquisition Date	Fair Value
Secondary Investment Funds (continued)
North America (continued)
Jade Equity Investors Offshore Fund, L.P.	5	Private Equity	09/30/2022	$2,245,828
JFL-NG Continuation Fund, L.P.	*,5	Private Equity	10/27/2021	4,406,259
Kelso Breathe Investor (DE), L.P.	*,5	Private Equity	02/11/2021	7,785,492
KKR Global Infrastructure Investors III EEA (EUR) SCSp	5,9	Real Assets	04/01/2024	2,471,973
KKR Global Infrastructure Investors IV (USD) SCSp	*,5	Real Assets	07/01/2024	36,255,090
L Catterton VIII Offshore, L.P.	*,5	Private Equity	12/31/2021	896,249
Littlejohn Fund IV-A, L.P.	*,5,9	Private Equity	12/31/2020	420,916
LLR Equity Partners III, L.P.	*,5,10	Private Equity	04/02/2021	34,239
Madison Dearborn Capital Partners VIII-C, L.P.	5	Private Equity	03/12/2021	723,959
MAF Investments IV LLC	*	Private Debt	08/01/2024	12,453,983
Marlin Equity Partners IV, L.P.	*	Private Equity	12/29/2023	2,228,075
Maroon Investors, LP	*,5	Private Equity	07/13/2023	3,825,377
MetLife Investment Private Equity Partners II (Feeder), LP	*,5	Private Equity	06/28/2024	43,223,820
MLC Private Equity Partners Feeder, L.P.	5	Private Equity	03/25/2024	259,654,099
Novacap Financial Services I, L.P.	*,5,12	Private Equity	09/30/2024	227,298
Novacap II, Limited Partnership	*,5,12	Private Equity	09/30/2024	92,571
Novacap Industries III, L.P.	*,5,12	Private Equity	09/30/2024	199,543
Novacap Industries IV, L.P.	*,5,12	Private Equity	09/30/2024	70,827
Novacap Industries V, L.P.	*,5,12	Private Equity	09/30/2024	336,205
Novacap Technologies III, L.P.	*,5,12	Private Equity	09/30/2024	383
Oak Hill Capital Partners V (Offshore 892), L.P.	5	Private Equity	01/29/2021	2,958,270
Oak Hill Capital Partners V (Offshore), L.P.	5	Private Equity	07/06/2023	33,170,582
Oak Hill Capital Partners VI (TE 892), L.P.	5	Private Equity	07/06/2023	7,879,633
Oak Hill Digital Opportunities Partners (TE 892), L.P.	*,5	Real Assets	07/19/2024	2,288,958
Octagon StepStone CLO Fund, LTD. (50,000 common shares)	*	Private Debt	02/07/2023	62,794,711
Odyssey Investment Partners Fund IV, LP	*,5	Private Equity	04/01/2021	228,368
OHCP V GA COI, L.P.	*	Private Equity	12/16/2020	4,407,341
Olympus Growth Fund VII, L.P.	*,5,9	Private Equity	07/31/2024	37,656,877
Paddington Partners, L.P.	*,5	Private Equity	01/10/2024	116,930,610
Parallaxes Capital Opportunity Feeder Fund VI, L.P.	*,5	Private Equity	03/27/2024	733,246
Patriot SPV, L.P.		Private Equity	03/18/2021	—
Pegasus WSJLL Fund, L.P.	*,5	Private Equity	12/14/2021	15,241,998
Pine Brook Capital Partners II, L.P.	5,9	Private Equity	12/31/2020	1,877,439
Platinum Equity Capital Partners IV, L.P.	*,5,9	Private Equity	09/30/2024	16,628,883
Platinum Equity Capital Partners V, L.P.	*,5,9	Private Equity	09/30/2024	27,422,980
Poplar DC Holdings, LP	*	Private Equity	07/01/2024	23,000,000
The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Markets
Consolidated Schedule of Investments (continued) September 30, 2024 (unaudited)
Investments	Footnote	Asset Class	Acquisition Date	Fair Value
Secondary Investment Funds (continued)
North America (continued)
Providence Cameron (ATG) Co-Investment L.P.	*,5	Private Equity	09/11/2024	$26,371,406
Providence Cameron (MO) Co-Investment L.P.	*,5	Private Equity	09/11/2024	24,677,490
Providence Cameron (W) Co-Investment L.P.	*	Private Equity	09/11/2024	45,327,662
Providence Equity Partners IX-A S.C.Sp.	*,5	Private Equity	09/11/2024	953,208
PTEV, L.P.	5,7	Private Equity	12/30/2021	1,764,801
Riverside Capital Appreciation Fund VI, L.P.	*,5	Private Equity	12/31/2021	2,277,967
Riverside Micro-Cap Fund IV B A, L.P.	*,5	Private Equity	12/31/2021	2,745,415
Riverside Micro-Cap Fund IV-A, L.P.	*,5	Private Equity	12/31/2021	10,230,134
Rocket Fuel III LLC	*	Private Equity	07/02/2024	4,296,301
Roark Capital Partners CF LP	*,5	Private Equity	08/26/2022	26,763,226
Saw Mill Capital Investors, L.P.	*,5,8	Private Equity	04/09/2021	216,910
SBJ Fund, LP	*,5,10	Private Equity	07/31/2023	1,194,888
Sea Change IV LLC	*	Private Equity	07/02/2024	595,228
Sentinel MCA AV, L.P.	*,5	Private Equity	10/13/2023	7,680,328
SPC Partners IV, L.P.	*,5,10	Private Equity	03/31/2021	738,017
SPC Partners V, L.P.	5,9	Private Equity	12/31/2020	150,539
Sterling Investment Partners III, L.P.	5,9	Private Equity	01/01/2021	628,390
Stonepeak Infrastructure Fund III LP	5,10	Real Assets	09/29/2023	6,526,884
Stripes Continuation Feeder Fund, LP	*,5	Private Equity	10/29/2021	1,888,198
Summit Partners Growth Equity Fund IX-B, L.P.	*,5	Private Equity	09/30/2024	2,861,495
Summit Partners Growth Equity Fund X-B, L.P.	*,5	Private Equity	09/30/2024	2,477,690
Summit Partners Growth Equity Fund XI-B, L.P.	*,5	Private Equity	09/30/2024	784,302
TA Atlantic and Pacific VII-B L.P.	5,9	Private Equity	12/31/2020	1,653,423
Tailwind Capital Partners II (Cayman) L.P.	*,5	Private Equity	12/31/2020	1,101,102
The Resolute III Continuation Fund, L.P.	*,5	Private Equity	09/27/2024	119,543,790
THL HT Parallel SPV, L.P.	5	Private Equity	11/30/2020	4,725,322
Thoma Bravo Fund XI-A, L.P.	5	Private Equity	01/01/2022	2,302,562
Thoma Bravo Fund XIII, L.P.	*,5,9	Private Equity	09/30/2024	6,975,877
Thoma Bravo Fund XIV, L.P.	*,5,9	Private Equity	09/30/2024	16,900,688
Thoma Bravo Fund XV, L.P.	*,9	Private Equity	09/30/2024	4,258,838
Thoma Bravo Special Opportunities Fund II-A, L.P.	*,5	Private Equity	01/01/2022	2,066,344
TowerBrook Investors III Trust	*	Private Equity	12/31/2020	11,497
TPG Growth II, L.P.	*,5,10	Private Equity	04/09/2021	111,337
TPG Partners VII, L.P.	5	Private Equity	01/05/2023	18,861,466
TPG Partners VIII, L.P.	*,5,16	Private Equity	06/30/2022	77,335,283
Trident VIII, L.P.	5	Private Equity	12/30/2022	8,413,410

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Markets
Consolidated Schedule of Investments (continued) September 30, 2024 (unaudited)
Investments	Footnote	Asset Class	Acquisition Date	Fair Value
Secondary Investment Funds (continued)
North America (continued)
Trinitas Capital Management, LLC	9	Private Debt	03/15/2024	$33,483,609
Trinity Hunt Partners CF, L.P.	*,5	Private Equity	10/14/2022	20,950,646
Trinity Hunt Partners V, L.P.	*,5	Private Equity	09/30/2024	893,464
Trive Capital Fund I (Offshore) LP	*,5	Private Equity	12/31/2021	185,114
Trive Capital Fund II (Offshore) LP	*,5	Private Equity	12/31/2021	1,408,608
Trive Capital Fund III LP	*,5,8	Private Equity	12/31/2021	8,817,483
Trive Capital Fund III-A LP	*,5	Private Equity	12/31/2021	2,536,210
Trive Capital Fund IV-A LP	*,5	Private Equity	12/31/2021	965,941
Trive Structured Capital Fund I-A LP	5	Private Equity	12/31/2021	4,274,815
TriWest Capital Partners III, L.P.	*,5,12	Private Equity	09/30/2024	147,417
TriWest Capital Partners IV, L.P.	*,5,12	Private Equity	09/30/2024	130,405
TriWest Capital Partners V, L.P.	*,5,12	Private Equity	09/30/2024	706,138
TSCP CV II, L.P.	*,5	Private Equity	09/08/2024	32,212,580
Vector Capital V, L.P.	*,5	Private Equity	12/31/2021	6,708,005
Vestar Capital Partners Rainforest, L.P.	*,5	Private Equity	04/09/2024	18,919,379
Vista Equity Endeavor Fund I-A, L.P.	*,5	Private Equity	01/01/2022	1,259,020
Warburg Pincus Global Growth-E, L.P.	*,5	Private Equity	09/30/2024	2,738,097
Warburg Pincus Private Equity XII-D, L.P.	*,9	Private Equity	09/30/2024	1,673,742
Water Street Healthcare Partners II, L.P.	*,5	Private Equity	04/01/2021	26,920
Webster Equity Partners III-A, L.P.	*,5	Private Equity	04/29/2021	5,549,859
Webster Equity Partners III-B, L.P.	*	Private Equity	01/17/2024	1,142,187
West Street Real Estate Secondary Partners B, L.P.	*,5,7	Real Assets	12/10/2021	3,582,419
WestCap Strategic Operator Offshore Feeder, L.P.	*	Private Equity	04/13/2022	5,437,748
WestCap Strategic Operator US Feeder Fund, L.P.	10	Private Equity	04/13/2022	13,900,124
Westview Capital Partners III, L.P.	*,5,9	Private Equity	12/31/2021	1,645,974
XPV Water Extended Value Fund LP	*,5	Private Equity	10/03/2022	15,327,311
Total North America				2,063,918,324

Rest of World — 0.4%
Carlyle MENA Partners, L.P. and Parallel Vehicles	*,5,9	Private Equity	01/01/2021	278,761
Carlyle South America Buyout Fund, L.P. and Parallel Vehicles	5,9	Private Equity	01/01/2021	—
NewQuest Asia Fund IV HH, L.P.	*,5	Private Equity	04/25/2022	8,913,522
Vertex IV CF L.P.	*,5	Private Equity	01/04/2022	4,048,500
Total Rest of World				13,240,783
Total Secondary Investment Funds (Cost $2,150,384,081)				2,495,172,370

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Markets
Consolidated Schedule of Investments (continued) September 30, 2024 (unaudited)
Investments	Footnote	Asset Class	Acquisition Date	Fair Value
Short-Term Investments — 3.8%
Fidelity Investments Money Market Government Portfolio — Class I, 4.83% (127,234,886 shares)	17,18			$127,234,886
Total Short-Term Investments (Cost $127,234,886)				127,234,886

Total Investments — 96.2% (Cost $2,754,422,346)				$3,162,182,724
Other assets in excess of liabilities — 3.8%				124,515,070
Net Assets — 100.0%				$3,286,697,794

*    Investment is non-income producing.

1   Geographic region generally reflects the location of the investment manager.

2   Investments do not issue shares or hold outstanding principal, except where noted. Terms shares and units are used interchangeably.

3  Investments do not allow redemptions or withdrawals except at discretion of their general partner, manager or advisor and the final distribution date is not known, except where noted.

4    Private investments are generally issued in private placement transactions and as such are generally restricted as to resale. There are no circumstances that could cause a lapse in the restriction to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under acquisition date as shown in the Consolidated Schedule of Investments. Total fair value of restricted investments as of September 30, 2024 was $3,034,947,838, or 92.3% of net assets. As of September 30, 2024, the aggregate cost of each investment restricted to sale was $3,061,767, $11,957,573, $10,875,098, $2,875,802, $401,632, $15,125,016, $14,300,000, $9,370,425, $4,912,115, $4,511,587, $21,517,786, $2,562,567, $1,367,940, $9,171,893, $14,527,577, $28,021,968, $2,400,645, $0, $2,700,000, $0, $0, $4,938,839, $4,365,458, $194,808, $11,003,394, $5,000,000, $6,942,637, $4,171,578, $5,173,770, $25,886,598, $4,833,313, $17,290,959, $6,399,778, $1,083,980, $3,000,000, $3,293,566, $10,010,000, $4,675,809, $20,833,333, $5,503,839, $3,686,738, $3,859,723, $5,000,000, $2,488,198, $57,491, $1,691,458, $10,613,227, $6,580,625, $18,433,363, $6,115,049, $1,170,000, $20,042,233, $20,033,377, $3,000,000, $12,599,941, $8,252,613, $17,500,000, $9,583,794, $13,832,499, $8,000,000, $6,226,148, $1,822,582, $738,370, $1,196,533, $3,398,358, $797,161, $9,121,653, $15,390,584, $1,711,371, $2,686,051, $3,449,232, $517,283, $0, $1,717,691, $555,286, $794,361, $564,193, $4,774,735, $1,579,371, $11,474,370, $10,036,167, $7,347,829, $56,164,699, $35,824,681, $13,401,036, $6,253,889, $266,014, $65,596, $4,668,913, $1,073,632, $19,691,104, $0, $4,103,594, $361,212, $932,694, $759,996, $17,448,254, $9,025,924, $62,211, $7,322,217, $2,348,286, $4,855,591, $15,060,457, $4,333,072, $4,229,250, $3,095,959, $13,716,440, $20,441,461, $0, $935,345, $596,093, $12,525,533, $363,874, $152,768, $55,651, $5,155,952, $0, $2,689,592, $8,553,394, $3,916,008, $28,566,338, $798,017, $340,262, $0, $1,510,768, $2,353,872, $3,731,761, $499,712, $36,459,097, $1,617,675, $4,893,596, $12,967,771, $37,613,779, $211,059, $14,040,275, $2,940,857, $2,244,941, $6,942,733, $537,672, $2,083,864, $10,049,500, $1,666,748, $792,185, $3,559,475, $3,636,559, $5,108,077, $8,424,554, $34,593,323, $19,061,961, $3,701,405, $3,224,368, $3,694,726, $4,614,519, $14,557,501, $7,600,446, $786,788, $29,993,280, $12,155,482, $14,332,520, $0, $1,486,238, $17,443,113, $4,166,434, $648,941, $3,520,134, $31,000,000, $1,661,734, $2,731,922, $2,978,814, $1,125,768, $830,201, $8,950,331, $2,457, $862,065, $2,019,727, $4,698,497, $3,197,871, $4,598,073, $33,594,701, $9,102,259, $3,661,374, $538,422, $1,292,533, $7,300,526, $15,512,898, $210,995, $4,801,355, $1,667,265, $9,112,848, $17,381,383, $19,226,219, $4,380,754, $4,505,789, $4,538,144, $13,257,112, $40,612,500, $0, $1,769,616, $2,391,067, $3,426,849, $2,158,385, $31,150,097, $1,068,415, $75,461, $301,587, $714,023, $12,512,995, $2,935,674, $4,051,649, $35,989,372, $208,098,517, $200,387, $75,537, $161,340, $55,183, $280,933, $0, $2,217,101, $26,789,191, $7,287,459, $2,288,958, $50,000,000, $1, $2,468,970, $33,093,987, $98,828,911, $925,834, $45,875, $13,108,939, $1,243,873, $14,903,184, $23,886,826, $23,000,000, $21,443,757, $21,443,755, $42,811,870, $0, $1,559,649, $1,945,308, $1,939,186, $10,976,669, $3,507,088, $17,776,198, $171,758, $1,328,784, $476,794, $7,627,875, $1,227,436, $166,961, $631,707, $6,074,980, $2,906,753, $2,229,396, $2,127,650, $718,388, $303,899, $880,967, $103,914,525, $2,360,073, $4,170,189, $6,301,280, $15,122,374, $3,642,350, $1,848,759, $107,310, $154,383, $15,409,223, $59,695,538, $6,102,372, $32,732,056, $20,772,924, $731,961, $139,258, $658,404, $5,896,581, $1,735,764, $720,543, $3,828,217, $106,271, $106,050, $574,071, $32,500,000, $4,794,923, $14,218,367, $730,038, $2,097,770, $1,343,057, $553,537, $3,890,476, $572,680, $4,434,608, $7,151,660, $16,287,902, $2,292,835, $10,880,356, $40,494, $229,532, $8,136,849 and $4,738,913, respectively, totaling $2,627,187,460.

5   Investment has been committed to but has not been fully funded. See Note 3.

6    The fair value of the investment was determined using significant unobservable inputs. Furthermore, the fair value of any Secondary Investment Fund, Primary Investment Fund, or Co-Investment (together “Private Market Assets”) has not been calculated, reviewed, verified or in any way approved by any general partner, manager or advisor of such Private Market Assets (including any of its affiliates). Please see the notes to the consolidated financial statements for further details regarding the valuation policy of the Fund.

7   Security is held by SPRIM LLC — Series A.

8   Security is held by SPRIM LLC — Series B.

9   Security is held by SPRIM Cayman II LLC.

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Markets
Consolidated Schedule of Investments (continued) September 30, 2024 (unaudited)

10  Security is held by SPRIM Cayman LLC.

11    A Collateralized Loan Obligation Warehouse (“CLO Warehouse”) is an entity organized for the purpose of holding syndicated bank loans, also known as leveraged loans, prior to the issuance of securities from that same vehicle. During the warehouse period, a CLO Warehouse will secure investments and build a portfolio of primarily leveraged loans and other debt obligations. The warehouse period terminates when the collateralized loan obligation vehicle issues various tranches of securities to the market. At this time, financing through the issuance of debt and equity securities is used to repay bank financing.

12  Security is held by SPRIM Blue Jay Investco ULC

13  Investment offers quarterly redemptions with a one quarter notice period.

14  A portion of the security is held by SPRIM Cayman II LLC

15  A portion of the security is held by SPRIM Cayman LLC and SPRIM Cayman II LLC

16  A portion of the security is held by SPRIM Cayman LLC, SPRIM Cayman II LLC and SPRIM LLC — Series B.

17  The audited financial statements of the fund can be found at sec.gov.

18  The rate reported is the 7-day effective yield at the period end.

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Markets
Consolidated Schedule of Investments (continued) September 30, 2024 (unaudited)
Summary of Investments by Strategy (as a percentage of total investments)
Co-Investments	11.8%
Primary Investment Funds	5.2%
Secondary Investment Funds	79.0%
Short-Term Investments	4.0%
Total Investments	100.0%

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Markets
Consolidated Statement of Assets and Liabilities September 30, 2024 (unaudited)
Assets
Investments, at fair value (cost $2,754,422,346)	$3,162,182,724
Cash	100,371,207
Cash denominated in foreign currency (cost $3,925,934)	3,964,669
Investments paid in advance	38,908,450
Receivable for fund shares sold	38,573,554
Distributions receivable from investments	3,211,684
Dividend and interest receivable	2,421,061
Prepaid expenses	218,926
Total Assets	3,349,852,275

Liabilities
Revolving credit facility	—
Less deferred debt issuance costs	(76,595)
Revolving credit facility less deferred debt issuance costs	(76,595)
Payable for investments purchased	51,606,144
Deferred tax liability	6,284,987
Management fees payable	3,643,569
Professional fees payable	640,952
Transfer agent fees payable	232,685
Administration fees payable	186,691
Officer’s and trustees’ fees payable	73,668
Other accrued expenses	562,383
Total Liabilities	63,154,484

Commitments and contingencies (see Note 8)

Net Assets	$3,286,697,791

Composition of Net Assets:
Paid-in capital	$2,783,050,971
Total distributable earnings	503,646,820
Net Assets	$3,286,697,791

Class I:
Net Assets	$2,570,616,285
Outstanding Shares (unlimited number of shares authorized)	46,858,698
Net Asset Value Per Share	$54.86

Class D:
Net Assets	$59,775,585
Outstanding Shares (unlimited number of shares authorized)	1,094,860
Net Asset Value Per Share	$54.60

Class S:
Net Assets	$636,730,845
Outstanding Shares (unlimited number of shares authorized)	11,802,236
Net Asset Value Per Share	$53.95

Class T:
Net Assets	$19,575,076
Outstanding Shares (unlimited number of shares authorized)	363,187
Net Asset Value Per Share	$53.90

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Markets
Consolidated Statement of Operations For the Six Months Ended September 30, 2024 (unaudited)
Investment Income
Dividend income (net of taxes withheld of $400,345)	$19,700,114
Interest income	12,693,291
Total Investment Income	32,393,405

Expenses
Management fees	19,696,775
Professional fees	934,921
Administration fees	1,008,159
Revolving credit facility fees	741,608
Transfer agent fees	691,067
Income tax expense	161,073
Officer’s and trustees’ fees	122,775
Shareholder servicing fees (Class D)	64,490
Distribution and shareholder servicing fees (Class S)	2,057,579
Distribution and shareholder servicing fees (Class T)	80,308
Other expenses	474,959
Total Expenses	26,033,714
Net Investment Income (Loss)	6,359,691

Net Realized and Unrealized Gain (Loss)
Net realized gain distributions from investments	45,365,118
Net realized gain (loss) on foreign currency transactions	(46,341)
Net change in unrealized appreciation (depreciation) on investments	134,578,038
Net change in unrealized appreciation (depreciation) on foreign currency translation	20,343
Net change in deferred income tax liability	220,852
Net Realized and Unrealized Gain (Loss)	180,138,010

Net Increase (Decrease) in Net Assets from Operations	$186,497,701

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Markets
Consolidated Statements of Changes in Net Assets
	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024
Change in Net Assets Resulting from Operations:
Net investment income (loss)	$6,359,691	$8,958,138
Net realized gain (loss) on investments and foreign currency transactions	45,318,777	41,546,957
Net change in unrealized appreciation (depreciation) on investments and foreign currency translation	134,598,381	161,874,931
Net change in deferred income tax expense	220,852	—
Net Increase (Decrease) in Net Assets Resulting from Operations	186,497,701	212,380,026

Distributions from Distributable Earnings:
Class I	(12,304,526)	(4,898,951)
Class D	(251,985)	(124,296)
Class S	(1,552,949)	(523,569)
Class T	(67,475)	(45,106)
Total Distributions from Distributable Earnings	(14,176,935)	(5,591,922)

Change in Net Assets Resulting from Capital Share Transactions:
Class I
Proceeds from shares issued	541,207,070	844,571,284
Reinvestment of distributions	7,207,737	2,857,348
Repurchase of shares	(70,917,280)	(59,396,777)
Exchange of shares	7,617,867	14,482,959
Total Class I Transactions	485,115,394	802,514,814
Class D
Proceeds from shares issued	14,740,174	23,089,085
Reinvestment of distributions	195,985	93,212
Repurchase of shares	(513,485)	(1,625,016)
Exchange of shares	(2,202,891)	(13,360,858)
Total Class D Transactions	12,219,783	8,196,423
Class S
Proceeds from shares issued	294,550,099	248,245,887
Reinvestment of distributions	1,405,015	522,728
Repurchase of shares	(4,133,168)	(1,438,055)
Exchange of shares	(1,586,911)	(1,122,101)
Total Class S Transactions	290,235,035	246,208,459
Class T
Proceeds from shares issued	6,755,396	8,693,882
Reinvestment of distributions	48,666	29,077
Repurchase of shares	(655,674)	(329,635)
Exchange of shares	(3,828,066)	—
Total Class T Transactions	2,320,322	8,393,324

Change in Net Assets Resulting from Capital Share Transactions	789,890,534	1,065,313,020

Total Increase (Decrease) in Net Assets	962,211,300	1,272,101,124

Net Assets
Beginning of period	2,324,486,491	1,052,385,367
End of period	$3,286,697,791	$2,324,486,491

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Markets
Consolidated Statement of Cash Flows For the Six Months Ended September 30, 2024 (unaudited)
Cash Flows From Operating Activities
Net increase (decrease) in net assets from operations	$186,497,701
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of investments	(998,637,350)
Purchases of short-term investments, net	(3,285,666)
Proceeds from sales of investments	8,147,065
Distributions received from investments	94,691,005
Amortization of debt issuance costs	284,108
Net realized (gain) distributions from investments	(45,365,118)
Net change in unrealized (appreciation) depreciation on investments	(134,578,038)
Net change in deferred income tax expense	(220,852)
(Increase)/Decrease in Assets
Investments paid in advance	(37,722,478)
Dividend and interest receivable	(37,027)
Prepaid expenses	(55,563)
Distributions receivable from investments	(3,196,395)
Increase/(Decrease) in Liabilities
Management fees payable	1,028,087
Professional fees payable	48,926
Administration fees payable	48,742
Transfer agent fees payable	63,489
Officer’s and trustees’ fees payable	22,418
Other accrued expenses	225,887
Net Cash Used in Operating Activities	(932,041,059)

Cash Flows from Financing Activities
Proceeds from issuance of shares, net of receivable for fund shares sold	868,051,885
Repurchase of shares	(76,219,607)
Distributions paid in cash	(5,319,532)
Net Cash Provided by Financing Activities	786,512,746

Net Decrease in Cash and Cash Denominated in Foreign Currency	(145,528,313)

Cash and Cash Denominated in Foreign Currency
Beginning of period	249,864,189
End of period	$104,335,876

End of Period Balances
Cash	$100,371,207
Cash denominated in foreign currency	3,964,669
End of Period Balance	$104,335,876

Supplemental Disclosure of Cash Flow Information
Reinvestment of distributions	$8,857,403
Cash paid during the year for commitment fees	$457,500
Cash paid during the year for taxes	$602,777
Stock distributions received in-kind from investments	$7,063,915

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Markets
Consolidated Financial Highlights Class I

Per share operating performance for a capital share outstanding throughout each period

	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Period Ended March 31, 2021*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$51.73	$45.61	$43.07	$33.65	$25.00
Activity from investment operations:
Net investment income (loss)[1]	0.16	0.30	(0.07)	(0.54)	(0.89)
Net realized and unrealized gain (loss)	3.27	5.98	3.57	10.44	9.54
Total from investment operations	3.43	6.28	3.50	9.90	8.65
Less distributions:
From net investment income	(0.16)	—	(0.40)	(0.23)	—
From net realized gains	(0.14)	(0.16)	(0.56)	(0.25)	—
Total distributions	(0.30)	(0.16)	(0.96)	(0.48)	—

Net Asset Value per share, end of period[2]	$54.86	$51.73	$45.61	$43.07	$33.65

Net Assets, end of period (in thousands)	$2,570,616	$1,947,596	$963,316	$445,249	$81,122

Ratios to average net assets[3]
Net investment income (loss)[4]	0.61%	0.63%	(0.16)%	(1.36)%	(5.85)%

Gross expenses[5]	1.69%	2.09%	2.32%	3.38%	11.57%
Adviser expense recoupment (reimbursement)[5]	—%	—%	0.13%	0.18%	(5.52)%
Net expenses[5]	1.69%	2.09%	2.45%	3.56%	6.05%

Total return[2,6,7]	6.64%	13.79%	8.23%	29.43%	34.60%

Portfolio turnover rate[8]	0.36%	0.01%	4.35%	25.31%	5.95%

Senior Securities:
Total borrowings (in thousands)	$—	$—	$—	$—	$20,000
Asset coverage per $1,000 unit of senior indebtedness[9]	N/A	N/A	N/A	N/A	4.29
*	The Class commenced operations on October 1, 2020.
[1]	Per share data has been calculated using the average shares method.
[2]

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

[3]	Ratios do not reflect the proportionate share of income and expenses originating from the Fund’s underlying Investments.
[4]	Net investment income (loss) ratios have been annualized for periods of less than twelve months.
[5]	Expense ratios have been annualized for periods of less than twelve months.
[6]

Total return based on net asset value per share reflects the change in the net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested in accordance with the Fund’s DRIP. Total return for periods less than 1 year have not been annualized.

[7]	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during periods of reimbursement.
[8]

Excluding short-term investments, the portfolio turnover rate represents lesser of the Fund’s purchases or sales of investments for the period divided by the average monthly fair value of the Fund’s investments during the period. Result is not annualized.

[9]

Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Markets
Consolidated Financial Highlights (continued) Class D

Per share operating performance for a capital share outstanding throughout each period

	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Period Ended March 31, 2021*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$51.51	$45.53	$43.03	$33.62	$25.00
Activity from investment operations:
Net investment income (loss)[1]	0.09	0.14	(0.15)	(0.46)	(1.17)
Net realized and unrealized gain (loss)	3.26	6.00	3.57	10.31	9.79
Total from investment operations	3.35	6.14	3.42	9.85	8.62
Less distributions:
From net investment income	(0.12)	—	(0.36)	(0.19)	—
From net realized gains	(0.14)	(0.16)	(0.56)	(0.25)	—
Total distributions	(0.26)	(0.16)	(0.92)	(0.44)	—

Net Asset Value per share, end of period[2]	$54.60	$51.51	$45.53	$43.03	$33.62

Net Assets, end of period (in thousands)	$59,776	$44,397	$31,668	$14,908	$4,623

Ratios to average net assets[3]
Net investment income (loss)[4]	0.36%	0.29%	(0.34)%	(1.17)%	(7.47)%

Gross expenses[5]	1.95%	2.37%	2.49%	3.44%	11.54%
Adviser expense recoupment (reimbursement)[5]	—%	—%	0.13%	0.08%	(3.82)%
Net expenses[5]	1.95%	2.37%	2.62%	3.52%	7.72%

Total return[2,6,7]	6.53%	13.51%	8.04%	29.32%	34.48%

Portfolio turnover rate[8]	0.36%	0.01%	4.35%	25.31%	5.59%

Senior Securities:
Total borrowings (in thousands)	$—	$—	$—	$—	$20,000
Asset coverage per $1,000 unit of senior indebtedness[9]	N/A	N/A	N/A	N/A	4.29
*	The Class commenced operations on October 1, 2020.
[1]	Per share data has been calculated using the average shares method.
[2]

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

[3]	Ratios do not reflect the proportionate share of income and expenses originating from the Fund’s underlying Investments.
[4]	Net investment income (loss) ratios have been annualized for periods of less than twelve months.
[5]	Expense ratios have been annualized for periods of less than twelve months.
[6]

Total return based on net asset value per share reflects the change in the net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested in accordance with the Fund’s DRIP. Total return for periods less than 1 year have not been annualized.

[7]	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during periods of reimbursement.
[8]

Excluding short-term investments, the portfolio turnover rate represents lesser of the Fund’s purchases or sales of investments for the period divided by the average monthly fair value of the Fund’s investments during the period. Result is not annualized.

[9]

Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Markets
Consolidated Financial Highlights (continued) Class S

Per share operating performance for a capital share outstanding throughout each period

	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Period Ended March 31, 2021*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$50.97	$45.38	$43.07	$33.65	$25.00
Activity from investment operations:
Net investment income (loss)[1]	(0.07)	0.07	(0.30)	(0.31)	(0.79)
Net realized and unrealized gain (loss)	3.23	5.68	3.48	10.21	9.44
Total from investment operations	3.16	5.75	3.18	9.90	8.65
Less distributions:
From net investment income	(0.04)	—	(0.31)	(0.23)	—
From net realized gains	(0.14)	(0.16)	(0.56)	(0.25)	—
Total distributions	(0.18)	(0.16)	(0.87)	(0.48)	—

Net Asset Value per share, end of period[2]	$53.95	$50.97	$45.38	$43.07	$33.65

Net Assets, end of period (in thousands)	$636,731	$316,271	$51,019	$87	$67

Ratios to average net assets[3]
Net investment income (loss)[4]	(0.26)%	0.14%	(0.67)%	(0.81)%	(5.27)%[2]

Gross expenses[5]	2.55%	2.79%	3.40%	3.45%	11.67%
Adviser expense recoupment (reimbursement)[5]	—%	—%	0.01%	0.02%	(6.23)%
Net expenses[5]	2.55%	2.79%	3.41%	3.43%	5.44%

Total return[2,6,7]	6.20%	12.7%	7.48%	29.43%	34.60%
Portfolio turnover rate[8]	0.36%	0.01%	4.35%	25.31%	5.95%

Senior Securities:
Total borrowings (in thousands)	$—	$—	$—	$—	$20,000
Asset coverage per $1,000 unit of senior indebtedness[9]	N/A	N/A	N/A	N/A	4.29
*	The Class commenced operations on October 1, 2020.
[1]	Per share data has been calculated using the average shares method.
[2]

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

[3]	Ratios do not reflect the proportionate share of income and expenses originating from the Fund’s underlying Investments.
[4]	Net investment income (loss) ratios have been annualized for periods of less than twelve months.
[5]	Expense ratios have been annualized for periods of less than twelve months.
[6]

Total return based on net asset value per share reflects the change in the net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested in accordance with the Fund’s DRIP. Total return for periods less than 1 year have not been annualized. Total return shown excludes the effect of applicable sales charges.

[7]	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during periods of reimbursement.
[8]

Excluding short-term investments, the portfolio turnover rate represents lesser of the Fund’s purchases or sales of investments for the period divided by the average monthly fair value of the Fund’s investments during the period. Result is not annualized.

[9]

Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Markets
Consolidated Financial Highlights (continued) Class T

Per share operating performance for a capital share outstanding throughout each period

	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Period Ended March 31, 2021*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$50.93	$45.29	$43.05	$33.65	$25.00
Activity from investment operations:
Net investment income (loss)[1]	(0.06)	(0.08)	(0.31)	(0.88)	(0.79)
Net realized and unrealized gain (loss)	3.21	5.88	3.44	10.76	9.44
Total from investment operations	3.15	5.80	3.13	9.88	8.65
Less distributions:
From net investment income	(0.04)	—	(0.33)	(0.23)	—
From net realized gains	(0.14)	(0.16)	(0.56)	(0.25)	—
Total distributions	(0.18)	(0.16)	(0.89)	(0.48)	—

Net Asset Value per share, end of period[2]	$53.90	$50.93	$45.29	$43.05	$33.65

Net Assets, end of period (in thousands)	$19,575	$16,223	$6,382	$493	$67

Ratios to average net assets[3]
Net investment income (loss)[4]	(0.23)%	(0.17)%	(0.70)%	(2.18)%	(5.27)%[2]

Gross expenses[5]	2.54%	2.88%	3.32%	3.69%	11.67%
Adviser expense recoupment (reimbursement)[5]	—%	—%	0.05%	0.26%	(6.23)%
Net expenses[5]	2.54%	2.88%	3.37%	3.95%	5.44%

Total return[2,6,7]	6.19%	12.83%	7.37%	29.37%	34.60%

Portfolio turnover rate[8]	0.36%	0.01%	4.35%	25.31%	5.95%

Senior Securities:
Total borrowings (in thousands)	$—	$—	$—	$—	$20,000
Asset coverage per $1,000 unit of senior indebtedness[9]	N/A	N/A	N/A	N/A	4.29
*	The Class commenced operations on October 1, 2020.
[1]	Per share data has been calculated using the average shares method.
[2]

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

[3]	Ratios do not reflect the proportionate share of income and expenses originating from the Fund’s underlying Investments.
[4]	Net investment income (loss) ratios have been annualized for periods of less than twelve months.
[5]	Expense ratios have been annualized for periods of less than twelve months.
[6]

Total return based on net asset value per share reflects the change in the net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested in accordance with the Fund’s DRIP. Total return for periods less than 1 year have not been annualized. Total return shown excludes the effect of applicable sales charges.

[7]	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during periods of reimbursement.
[8]

Excluding short-term investments, the portfolio turnover rate represents lesser of the Fund’s purchases or sales of investments for the period divided by the average monthly fair value of the Fund’s investments during the period. Result is not annualized.

[9]

Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Markets
Notes to Consolidated Financial Statements September 30, 2024 (unaudited)
1. Organization

StepStone Private Markets (“Fund”) was organized as a Delaware statutory trust under the Delaware Statutory Trust Act on September 6, 2019 and is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund is offered to investors who are accredited investors within the meaning of Rule 501(a) of Regulation D promulgated under the Securities Act of 1933, as amended. The Fund commenced operations on October 1, 2020.

The Fund offers Class I Shares, Class D Shares, Class S Shares and Class T Shares (together, “Shares”) to eligible investors (“Shareholders”). The Shares are offered in a continuous registered public offering with subscriptions accepted on a daily basis at the then-current-daily net asset value (“NAV”) per share, adjusted for sales load, if applicable. The Fund may, from time to time, offer to repurchase Shares pursuant to written repurchase offers. Repurchases will be made at such times, in such amounts and on such terms as determined by the Fund’s Board of Trustees (“Board”).

The Board provides broad oversight over the Fund’s investment program, management and operations and has the right to delegate management responsibilities. StepStone Group Private Wealth LLC serves as the Fund’s investment adviser (“Adviser”). The Adviser oversees the management of the Fund’s day-to-day activities including structuring, governance, distribution, reporting and oversight. StepStone Group LP (“StepStone”) serves as the Fund’s investment sub-adviser (“Sub-Adviser”) and is responsible for the day-to-day management of the Fund’s assets. StepStone Group Private Wealth LLC is a wholly owned subsidiary of StepStone.

The Fund’s investment objective is to achieve long-term capital appreciation and provide current income by investing in private market assets (“Private Market Assets”). To achieve its investment objective, the Fund will allocate its assets across private equity, private debt and real assets.

Master-Feeder Structure

The Fund and StepStone Private Markets Feeder Ltd. (“Feeder Fund”) are part of a “master-feeder” structure. The Feeder Fund invests substantially all of its assets in the Fund. As of September 30, 2024, the Feeder Fund invests in Class I shares and owns 10.30% of the Fund’s net assets.

2. Summary of Significant Accounting Policies

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the consolidated financial statements.

Basis of Consolidation

As provided under ASC Topic 946 and Regulation S-X, the Fund will generally not consolidate its investment in a company other than an investment company subsidiary or a controlled operating company whose business consists of providing services to the Fund. Accordingly, the Fund has consolidated the results of the Fund’s direct wholly-owned subsidiaries including: SPRIM LLC (Series A and Series B), a Delaware limited liability company, as well as SPRIM Cayman LLC, SPRIM Cayman II LLC and SPRIM Cayman III LLC (together, “SPRIM Cayman”), which are limited liability companies registered in the Cayman Islands, and SPRIM Blue Jay Investco ULC, an unlimited liability corporation registered in Canada. The effects of all intercompany transactions between the Fund and its wholly-owned subsidiaries have been eliminated in consolidation.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Changes in the economic environment, financial markets and any other factors or parameters used in determining these estimates could cause actual results to differ materially.

StepStone Private Markets
Notes to Consolidated Financial Statements (continued) September 30, 2024 (unaudited)
2. Summary of Significant Accounting Policies (continued)

Net Asset Value Determination

The NAV of the Fund is determined as of the close of business on each business day, or as may be determined from time to time in accordance with policies approved by the Board (each, a “Determination Date”). In determining NAV, the Fund’s investments are valued as of the relevant Determination Date. The NAV of the Fund will equal, unless otherwise noted, the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses allocated to Shares based on the relative net assets of each class to the total net assets of the Fund, each determined as of the relevant Determination Date.

Valuation of Investments

The Fund’s investments are valued as of each Determination Date at fair value consistent with the principles of ASC 820, Fair Value Measurements (“ASC 820”). The Board has adopted valuation policies (“Valuation Policies”) and has appointed the Adviser to manage the valuation process of the Fund. The Adviser utilizes the resources and personnel of the Sub-Adviser and the Fund’s sub-administrator in carrying out its responsibilities. The Board must determine fair value in good faith for all Fund investments and has chosen to designate the Adviser to perform the fair value determinations.

Purchases of investments are recorded as of the first day of legal ownership of an investment and redemptions from investments are recorded as of the last day of legal ownership. Investments held by the Fund in Private Market Assets may include secondary purchases of existing investments in private investment funds (“Secondary Investment Funds”), investments in newly established private funds (“Primary Investment Funds”) and investments in the equity and/or debt of operating companies, projects or properties (“Co-Investments”). These types of investments normally do not have readily available market prices and therefore will be fair valued according to the Valuation Policies at each Determination Date. The Valuation Policies require evaluation of all relevant information reasonably available to the Adviser at the time the Fund’s investments are valued. Valuations of Private Market Assets are inherently subjective and at any point in time may differ materially from the ultimate value, if any, realized on the investment.

Ordinarily, the fair value of the Fund’s investment in a Secondary Investment Fund or a Primary Investment Fund is based on the net asset value of the investment reported by its investment manager (“Investment Manager”). In determining fair value, the Fund may incorporate public benchmark returns that are relevant to the investment funds under consideration to adjust fair values as of the relevant Determination Date. The public benchmark returns are adjusted for long-term, historical correlations between public and private investment returns and other relevant factors. If the Adviser determines that the most recent net asset value reported by the Investment Manager does not represent fair value or if the Investment Manager fails to report a net asset value to the Fund, a fair value determination is made by the Adviser in accordance with the Valuation Policies. In making that determination, the Adviser will consider whether it is appropriate, in light of all relevant circumstances, to value such investment at the net asset value last reported by its Investment Manager, or whether to adjust such net asset value to reflect a premium or discount (adjusted net asset value). The net asset values or adjusted net asset values are net of management fees and performance/incentive fees (carried interest) payable pursuant to the respective organizational documents of each investment fund.

The fair value of a CLO Warehouse, included as a Primary Investment Fund in the Consolidated Schedule of Investments, is determined by adding the excess spread (accrued interest plus interest received less financing cost) to the CLO Warehouse equity contribution made by the Fund, discounted to present value, unless the Adviser determines that the securitization will not be achieved, in which case, the fair value of a CLO Warehouse will be established based on the fair value of the underlying bank loan positions which are valued in a manner consistent with the Adviser’s valuation policy. CLO Warehouses can be exposed to credit events, mark to market changes rating agency downgrades and financing cost changes. Changes in the fair value of a CLO Warehouse are reported in net change in unrealized appreciation (depreciation) from investments in securities in the Consolidated Statement of Operations.

In assessing the fair value of the Fund’s Co-Investments in accordance with the Valuation Policies, on a case by case basis, the Adviser either applies the net asset value reported by the Investment Manager or a variety of methods such as earnings and multiple analysis, discounted cash flow analysis and market data from third party pricing services. The Adviser takes into account the following factors in determining the fair value of Co-Investment: latest round of financing, company operating performance, market-based multiples, potential merger and acquisition activity and any other material information that may impact investment fair value.

StepStone Private Markets
Notes to Consolidated Financial Statements (continued) September 30, 2024 (unaudited)
2. Summary of Significant Accounting Policies (continued)

In certain circumstances, the Adviser may determine that cost best approximates the fair value of a particular Private Market Asset. The Fund will generally value its investments that are traded or dealt in upon one or more securities exchanges and for which market quotations are readily available at the last quoted sales price on the primary exchange, or at the mean between the current bid and ask prices on the primary exchange, as of the Determination Date.

The Sub-Adviser and one or more of its affiliates acts as investment adviser to clients other than the Fund. However, the value attributed to a Private Market Asset held by the Fund and the value attributed to the same Private Market Asset held by another client of the Sub-Adviser or one of its affiliates might differ as a result of differences in accounting, regulatory, timing and other factors applicable to the Fund when compared to such other client.

Short-term investments are highly liquid instruments with low risk of loss and recorded at NAV per share, which approximates fair value.

Debt Issuance Costs

Debt issuance costs consist of fees and expenses paid in connection with the closing of and amendments to the Fund’s credit facilities. The aforementioned costs are amortized over each instrument’s term. Unamortized debt issuance costs are presented net against the outstanding revolving credit facility balance on the Consolidated Statement of Assets and Liabilities.

Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates on the Determination Date. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the date of the relevant transaction. Net realized gain (loss) on foreign currency transactions and net change in unrealized appreciation (depreciation) on foreign currency translation represents: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received. The Fund does not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from fluctuations in the fair value of investments. Such fluctuations are included within the net realized gain distributions from investments and the net change in unrealized appreciation (depreciation) on investments in the Consolidated Statement of Operations. As of September 30, 2024, the Fund held 56 Secondary Investment Funds, one Primary Investment Fund and six Co-Investments denominated in foreign currencies.

Realized Gains on Investments, Interest Income and Dividend Income

Distributions received from Secondary Investment Funds, Primary Investment Funds and Co-Investments occur at irregular intervals and the exact timing of the distributions cannot be determined. The classification of distributions received in cash or in-kind, including return of capital, realized gains, interest income and dividend income, is based on information received from the Investment Manager of the Secondary Investment Funds, Primary Investment Funds or Co-Investments. Excluding short-term investments, dividend income and interest income are recorded on a trade date and accrual basis. For short-term investments, dividend income from money market investments is accrued on a daily basis.

Fund Expenses

The Fund bears all expenses incurred in the course of its operations including, but not limited to, the following: all fees and expenses of the Private Market Assets in which the Fund invests (“Acquired Fund Fees”), management fees, fees and expenses associated with a credit facility, legal fees, administrator fees, audit and tax preparation fees, custodial fees, transfer agency fees, registration expenses, expenses of the Board and other administrative expenses. Expenses are recorded on an accrual basis and expenses other than class-specific expenses are allocated pro-rata to Shares based upon prior day net assets at each Determination Date. Class-specific expenses are allocated only to their respective share class (see Note 6). Closing costs associated with the purchase of Secondary Investment Funds, Primary Investment Funds and Co-Investments are included in the cost of the investment.

StepStone Private Markets
Notes to Consolidated Financial Statements (continued) September 30, 2024 (unaudited)
2. Summary of Significant Accounting Policies (continued)

Federal Income Taxes

For U.S. federal income tax purposes, the Fund has elected to be treated, and intends to qualify annually, as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code by distributing substantially all of its taxable net investment income and net realized capital gains to Shareholders each year and by meeting certain diversification and income requirements with respect to investments. If the Fund were to fail to meet the requirements to qualify as a RIC, and if the Fund were ineligible to or otherwise unable to cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to Shareholders, and all distributions of earnings and profits would be taxable to Shareholders as ordinary income.

Additionally, the Fund is subject to a 4% federal excise tax on any undistributed income, including net capital gains, if it does not distribute at least 98% of its taxable income and 98.2% capital gains each year. The Fund makes provisions to meet these distribution requirements to avoid such excise tax, and any excise tax liability, if incurred, will be reflected in the financial statements.

The Fund’s tax year is the 12-month period ending September 30. The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of September 30, 2024, the tax years from the year 2021 forward remain subject to examination by the major tax jurisdictions under the statute of limitations.

Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes under U.S. GAAP. Differences may be permanent or temporary. Permanent differences, including book/tax differences relating to Shareholder distributions, are reclassified among capital accounts in the consolidated financial statements to reflect the applicable tax characterization. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse in the future. The tax basis components of distributable earnings differ from the amounts reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations due to temporary book/tax differences. These amounts will be finalized before filing the Fund’s federal tax return.

SPRIM LLC, a wholly-owned subsidiary of the Fund, is a domestic limited liability company that has elected to be treated as a C- corporation for federal and state income tax purposes and is required to account for its estimate of income taxes through the establishment of a deferred tax asset or liability. The Fund recognizes deferred income taxes for temporary differences in the basis of assets and liabilities for financial and income tax purposes. Deferred tax assets are recognized for deductible temporary differences, tax credit carryforwards or net operating loss carryforwards and deferred tax liabilities are recognized for taxable temporary differences. To the extent SPRIM LLC has a deferred tax asset, consideration is given to whether a valuation allowance is required.

The SPRIM Cayman subsidiaries and SPRIM Canadian subsidiary, wholly-owned by the Fund, are not subject to U.S. federal and state income taxes and are treated as entities disregarded as separate from their sole owner, the Fund, for U.S. federal income tax purposes.

Cash

Cash includes monies on deposit with UMB Bank N.A. (”UMB Bank”), the Fund’s custodian, and investments in UMB Bank demand deposits. Bank demand deposits are short-term interest-bearing accounts to provide liquidity pending investment in Private Market Assets. Deposits, at times, may exceed the insurance limit guaranteed by the Federal Deposit Insurance Corporation. The Fund has not experienced any losses on deposits and does not believe it is exposed to significant credit risk on such deposits. There are no restrictions on the cash held by UMB Bank on the Fund’s behalf.

StepStone Private Markets
Notes to Consolidated Financial Statements (continued) September 30, 2024 (unaudited)
2. Summary of Significant Accounting Policies (continued)

Deferred Costs Relating to Purchases of Secondary Investment Funds

Deferred costs relating to purchases of Secondary Investment Funds are amortized daily over the term of the deferral until the due date of the deferred payment. At the due date, the value of the payment equals the notional amount due to the respective counterparty.

New Accounting Pronouncements

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280), which improves reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The amendments are effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024. The Fund does not expect this guidance to materially impact its consolidated financial statements.

In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the method by which we will adopt the new standard. The Fund does not expect this guidance to materially impact its consolidated financial statements.

3. Fair Value Measurements

U.S. GAAP, ASC 820, defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the asset or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1: Quoted prices are available in active markets for identical investments as of the reporting date. The types of investments which would generally be included in Level 1 include listed equities, registered money market funds and short- term investment vehicles.

Level 2: Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies. The types of investments which would generally be included in Level 2 include corporate bonds and loans and less liquid and restricted equity securities.

StepStone Private Markets
Notes to Consolidated Financial Statements (continued) September 30, 2024 (unaudited)
3. Fair Value Measurements (continued)

Level 3: Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment and/or estimation. Those unobservable inputs, that are not corroborated by market data, generally reflect the reporting entity’s own assumptions about the assumptions market participants would use in determining the fair value of the investment. The types of investments which would generally be included in Level 3 are equity and/or debt securities issued by private entities.

In accordance with ASC 820, certain portfolio investments are excluded from the fair value hierarchy as they are valued using a practical expedient. These investments are fair valued using NAV for cash flows and public benchmark returns. As such, investments in securities with a fair value of $2.9 billion are excluded from the fair value hierarchy as of September 30, 2024.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s investments classified by fair value hierarchy as of September 30, 2024:

	Level 1	Level 2	Level 3	Investments Valued at NAV or Adjusted NAV	Total
Co-Investments	$—	$—	$85,112,294	$289,587,027	$374,699,321
Primary Investment Funds	—	—	1,170,000	163,906,147	165,076,147
Secondary Investments	—	—	—	2,495,172,370	2,495,172,370
Short-Term Investments	127,234,886	—	—	—	127,234,886
Total Investments	$127,234,886	$—	$86,282,294	$2,948,665,544	$3,162,182,724

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Co-Investments	Primary Investment Funds	Total Investments
Balance as of March 31, 2024	$48,963,615	$—	$48,963,615
Transfers into Level 3	—	—	—
Purchases	38,685,454	1,170,000	39,855,454
Distributions from Investments	(2,000,674)	—	(2,000,674)
Net Realized Gain (Loss)	650,295	—	650,295
Net Change in Unrealized Appreciation (Depreciation)	(1,186,396)	—	(1,186,396)
Transfers out of Level 3	—	—	—
Balance as of September 30, 2024	$85,112,294	$1,170,000	$86,282,294

Net Change in Unrealized Appreciation (Depreciation) on Investments Held at the End of the Reporting Period	$(1,186,396)	$—	$(1,186,396)

Changes in inputs or methodologies used for valuing investments may result in transfers in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be indicative of the risk associated with investing in those investments. Transfers between levels of the fair value hierarchy are reported at the beginning of the reporting period in which they occur.

StepStone Private Markets
Notes to Consolidated Financial Statements (continued) September 30, 2024 (unaudited)
3. Fair Value Measurements (continued)

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2024:

Investment Type	Fair Value as of September 30, 2024	Valuation Technique(s)	Unobservable Input	Single Input or Range of Inputs	Weighted Average of Input(1)	Impact to Valuation from an Increase in Input(2)
Co-Investments	$5,548,105	Yield method	Market yield discount spreads	11.98% – 14.65%	13.09%	Decrease
Co-Investments	$13,729,932	Market comparable companies	Enterprise value to EBITDA multiple	9.36x – 22.03x	16.72x	Increase
Co-Investments	$5,585,189	Market comparable companies	Enterprise value to revenue multiple	5.01x	5.01x	Increase
Co-Investments	$60,249,068	Recent transaction	Recent transaction price	N/A	N/A	Increase
Primary Investment Fund	$1,170,000	Cost plus excess spread	Excess spread	7.09%	N/A	Increase

(1)  Weighted average is calculated by weighing the significant unobservable input by the relative fair value of each investment in the category.

(2)  This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input.

A listing of the Private Market Assets types held by the Fund and the related attributes, as of September 30, 2024, are shown in the table below:

Investment Type	Investment Strategy	Fair Value	Unfunded Commitments
Co-Investments	Investments in operating companies alongside other investors	$374,699,321	$189,121,866
Primary Investment Funds	Investments in newly established private funds	$165,076,147	$136,940,852
Secondary Investment Funds	Investments in existing private investment funds that are typically acquired in privately negotiated transactions	$2,495,172,370	$655,627,355

4. Investment Adviser and Transactions with Affiliates

In consideration of its services to the Fund, the Adviser is entitled to a management fee (“Management Fee”) equal to 1.40% on an annualized basis of the Fund’s daily net assets, provided that the Management Fee shall in no instance be greater than a Management Fee computed based on the value of the net assets of the Fund as of the close of business on the last business day of the relevant month (including any assets in respect of Shares that would be repurchased by the Fund on such date). The Management Fee is accrued daily and payable monthly in arrears. The Adviser pays the Sub-Adviser 50% of the Management Fee. For the six months ended September 30, 2024, the Adviser earned $19.7 million in Management Fees of which $3.6 million was payable as of September 30, 2024.

The Adviser serves as the Fund’s administrator (“Administrator”) pursuant to an administration agreement (“Administration Agreement”) under which the Administrator provides administrative, accounting and other services. Pursuant to the Administration Agreement, which became effective July 1, 2023, the Fund pays the Administrator an administration fee (“Administration Fee”) in an amount up to 0.12% on an annualized basis of the Fund’s net assets. The Administration Fee is accrued daily based on the value of the prior day net assets of the Fund as of the close of business on each business day

StepStone Private Markets
Notes to Consolidated Financial Statements (continued) September 30, 2024 (unaudited)
4. Investment Adviser and Transactions with Affiliates (continued)

(including any assets in respect of Shares that will be repurchased by the Fund on such date), payable monthly in arrears. For the six months ended September 30, 2024, the Administrator earned $1.0 million in Administration Fees of which $0.2 million was payable as of September 30, 2024.

5. Sub-Administrator, Custodian and Transfer Agent

From the proceeds of the Administration Fee, the Administrator pays UMB Fund Services, Inc. (“Sub-Administrator”) a sub-administration fee to perform certain administrative and accounting services for the Fund on behalf of the Administrator. The sub-administration fee, pursuant to a sub-administration agreement and a fund accounting agreement, is paid monthly by the Administrator and is based on the value of the net assets of the Fund as of the close of business on each business day, subject to an annual minimum.

UMB Bank serves as the Fund’s custodian (“Custodian”) pursuant to a custody agreement. As the Custodian, UMB Bank holds the Fund’s domestic assets. Foreign assets are held by sub-custodians. For the six months ended September 30, 2024, the Custodian earned $0.1 million in custody fees of which $1,577 was payable as of September 30, 2024.

UMB Fund Services, Inc. serves as the Fund’s transfer agent (“Transfer Agent”) pursuant to a transfer agency agreement. The Transfer Agent, among other things, receives and processes purchase orders, effects issuance of Shares, prepares and transmits payments for distributions, receives and processes repurchase offers and maintains records of account. For the six months ended September 30, 2024, the Transfer Agent earned $0.7 million in transfer agent fees of which $0.2 million was payable as of September 30, 2024.

6. Distribution and Shareholder Servicing Plan

UMB Distribution Services, LLC serves as the Fund’s distributor (“Distributor”) pursuant to a distribution agreement. The Distributor distributes the Shares of the Fund, in compliance with Rule 12b-1 under the Investment Company Act. The Distributor is authorized to enter into Sub-Distribution Agreements with brokers, dealers and certain Registered Investment Advisers and other financial intermediaries to effect the distribution of Shares of the Fund. The Fund pays a distribution and shareholder servicing fee out of the net assets of Class S Shares and Class T Shares at the annual rate of 0.85% of the aggregate NAV of each Class S Shares and Class T Shares. The Fund pays a shareholder servicing fee out of the net assets of Class D Shares at the annual rate of 0.25% of the aggregate

NAV of Class D Shares. Distribution and shareholder servicing fees are determined and accrued daily based on the net assets of the Share Class as of the close of business on each business day (including net assets in respect of Shares that will be repurchased by the Fund on such date). Class I Shares are not subject to a distribution and shareholder servicing fee. For the six months ended September 30, 2024, distribution and shareholder servicing fees incurred are disclosed on the Consolidated Statement of Operations.

7. Revolving Credit Facility

Effective November 23, 2021, the Fund entered into a revolving credit agreement (“Credit Facility”), as amended from time to time, with Cadence Bank, N.A. allowing the Fund to borrow up to $150.0 million (“Commitment”) from a syndicate of lenders. The purpose of the Credit Facility is to provide short-term working capital, primarily to bridge the timing of the Fund’s acquisition of Private Market Assets in advance of the receipt of investor subscriptions. Borrowings on the Credit Facility are collateralized by all assets of the Fund. The Commitment termination date is February 5, 2025.

The Credit Facility has an interest rate of the Daily Simple SOFR rate plus 3.00% per annum, with a minimum rate of 3.50%, and an unused fee of 0.60% per annum. In conjunction with the Credit Facility, the Fund incurred a closing fee of 0.50% which is being amortized in the Consolidated Statement of Operations over the term of the Credit Facility. For the six months ended September 30, 2024, expenses incurred by the Fund related to the Credit Facility were $0.7 million. During the six months ended September 30, 2024, there were no short-term borrowings and the Fund had no outstanding principal on the Credit Facility as of September 30, 2024. The Credit Facility matures on February 5, 2025, unless sooner terminated in accordance with its terms.

StepStone Private Markets
Notes to Consolidated Financial Statements (continued) September 30, 2024 (unaudited)
8. Commitments and Contingencies

As of September 30, 2024, the Fund has contractual unfunded commitments to provide additional funding of $931.7 million to certain investments.

ASC 460-10, Guarantees — Overall, requires entities to provide disclosure and, in certain circumstances, recognition of guarantees and indemnifications. In the normal course of business, the Fund enters into contracts that contain a variety of indemnification arrangements. The Fund’s exposure under these arrangements, if any, cannot be quantified. However, the Fund has not had claims or losses pursuant to these indemnification arrangements and expects the potential for a material loss to be remote.

9. Capital Share Transactions

The Fund offers four separate classes of shares of beneficial interest designated as Class I Shares, Class D Shares, Class S Shares and Class T Shares. Each class of Shares is subject to different fees and expenses.

The minimum initial investment in Class I Shares by an investor in the Fund is $1.0 million. The minimum initial investment in Class D Shares, Class S Shares and Class T Shares by an investor is $50,000. The minimum initial investment may be reduced at the Adviser’s discretion. Investors purchasing Class S Shares and Class T Shares may be charged a sales load up to a maximum of 3.50%. Investors purchasing Class I Shares and Class D Shares are not charged a sales load. The Fund accepts initial and additional purchases of Shares daily at the Fund’s then-current NAV per share.

Shareholders may exchange shares from one class to another for an equivalent NAV amount of that share class.

The following table summarizes the Capital Share transactions for the six months ended September 30, 2024 and fiscal year ended March 31, 2024:
	For the Six Months Ended September 30, 2024 (unaudited)		For the Year Ended March 31, 2024
	Shares	Dollar Amounts	Shares	Dollar Amounts
Class I
Proceeds from shares issued	10,257,134	$541,207,070	17,391,434	$844,571,284
Reinvestment of distributions	137,894	7,207,737	58,927	2,857,348
Repurchase of shares	(1,332,097)	(70,917,280)	(1,225,105)	(59,396,777)
Exchange of shares	144,133	7,617,867	305,077	14,482,959
Net increase (decrease)	9,207,064	$485,115,394	16,530,333	$802,514,814

Class D
Proceeds from shares issued	280,677	$14,740,174	480,050	$23,089,085
Reinvestment of distributions	3,765	195,985	1,928	93,212
Repurchase of shares	(9,659)	(513,485)	(33,417)	(1,625,016)
Exchange of shares	(41,795)	(2,202,891)	(282,211)	(13,360,858)
Net increase (decrease)	232,988	$12,219,783	166,350	$8,196,423

Class S
Proceeds from shares issued	5,679,272	$294,550,099	5,122,775	$248,245,887
Reinvestment of distributions	27,271	1,405,015	10,908	522,728
Repurchase of shares	(79,544)	(4,133,168)	(29,025)	(1,438,055)
Exchange of shares	(30,036)	(1,586,911)	(23,752)	(1,122,101)
Net increase (decrease)	5,596,963	$290,235,035	5,080,906	$246,208,459

StepStone Private Markets
Notes to Consolidated Financial Statements (continued) September 30, 2024 (unaudited)
9. Capital Share Transactions (continued)
	For the Six Months Ended September 30, 2024 (unaudited)		For the Year Ended March 31, 2024
	Shares	Dollar Amounts	Shares	Dollar Amounts
Class T
Proceeds from shares issued	130,463	$6,755,396	183,755	$8,693,882
Reinvestment of distributions	946	48,666	607	29,077
Repurchase of shares	(12,600)	(655,674)	(6,720)	(329,635)
Exchange of shares	(74,173)	(3,828,066)	—	—
Net increase (decrease)	44,636	$2,320,322	177,642	$8,393,324

The Adviser intends to recommend to the Board, subject to the Board’s discretion, that the Fund offer a quarterly share repurchase program where the total aggregate amount of Share repurchases will be up to 5.00% of the Fund’s outstanding Shares each quarter. In the event that Shareholders, in the aggregate, submit for repurchase more than the number of Shares that the Fund will offer to repurchase, the Fund may repurchase the Shares on a pro rata basis, which may result in the Fund not honoring the full amount of a Share repurchase requested by a Shareholder. The Fund has no obligation to repurchase Shares at any time; any such repurchases will only be made at such times, in such amounts and on such terms as may be determined by the Board of Trustees, in its sole discretion.

10. Dividend Reinvestment Plan

Pursuant to the dividend reinvestment plan (“DRIP”) established by the Fund, each Shareholder whose Shares are registered in its own name will automatically be a participant under the DRIP and all income and/or capital gain dividend distributions will automatically be reinvested in additional Shares unless such Shareholder specifically elects to receive all income and/or capital gain dividends in cash. A Shareholder is free to change this election at any time. If, however, a Shareholder requests to change its election within 45 days prior to a distribution, the request will be effective only with respect to distributions after the 45-day period.

11. Investment Transactions

For the six months ended September 30, 2024, purchases of investments, excluding short term investments, were $1.1 billion. For the six months ended September 30, 2024, total proceeds received from investments that represented return of capital distributions were $57.5 million. For the six months ended September 30, 2024, total distribution proceeds from sale, redemption, or other disposition of investments amounted to $8.1 million.

12. Tax Information

The Fund has temporary differences primarily due to timing differences between book and tax treatment of partnership and Subpart F income from the Fund’s subsidiaries.

U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. Permanent differences between book and tax basis are attributable to the write-off of net operating losses and reclassification of income from controlled foreign corporations. As of September 30, 2024, the Fund had no permanent book to tax differences.

StepStone Private Markets
Notes to Consolidated Financial Statements (continued) September 30, 2024 (unaudited)
12. Tax Information (continued)

For the tax year ended September 30, 2024, the Fund’s tax components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income	$965,606
Accumulated capital and other losses	—
Undistributed long-term capital gains	2,251,665
Amortization of organizational costs	(897,695)
Net tax appreciation (depreciation)	501,327,244
Total distributable earnings	$503,646,820

The tax character of Subchapter M distributions for the tax years ended 2024 and 2023 was as follows:

	Ordinary Income	Long-Term Capital Gains
2024	$7,076,114	$12,692,743
2023	$8,120,431	$9,282,542

As of September 30, 2024, the Fund had no qualified late year losses.

As of September 30, 2024, the federal tax cost of investments and unrealized appreciation (depreciation) are as follows:

Gross unrealized appreciation	$566,959,681
Gross unrealized depreciation	(65,632,437)
Net unrealized appreciation (depreciation) on investments	$501,327,244
Tax cost of investments	$2,847,989,216

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on partnership investments.

SPRIM LLC recorded a provision for income tax expense of $0.2 million for the six months ended September 30, 2024. The deferred income tax is computed by applying the federal statutory income tax rate of 21.0% and estimated applicable state tax statutory rate of 2.5% to net investment income realized and unrealized gains (losses) on investments before taxes. As of September 30, 2024, SPRIM LLC has a deferred tax liability of $6.3 million.

In accounting for income taxes, the Fund follows the guidance in ASC 740, Accounting for Uncertainty in Income Taxes (“ASC 740”). ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the consolidated financial statements. Management has concluded there were no uncertain tax positions as of September 30, 2024 for federal income tax purposes or in the Fund’s state and local tax jurisdictions. The Fund will recognize interest and penalties, if any, related to unrecognized tax benefits as tax expense in the Consolidated Statement of Operations. For the six months ended September 30, 2024, the Fund did not incur any interest or penalties. The Fund did not have any unrecognized tax benefits as of September 30, 2024.

13. Risk Factors

An investment in the Fund involves material risks, including performance risk, liquidity risk, business and financial risk, risks associated with the use of leverage, valuation risk, tax risk and other risks that should be carefully considered prior to investing and investing should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

StepStone Private Markets
Notes to Consolidated Financial Statements (continued) September 30, 2024 (unaudited)
14. Subsequent Events

On November 11, 2024, the Fund commenced a repurchase offer with a valuation date of December 16, 2024.

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet or may be of such a nature that disclosure will keep the financial statements from being misleading. The Adviser has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s consolidated financial statements or the accompanying notes.

StepStone Private Markets
Other Information September 30, 2024 (unaudited)

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (704) 215-4300 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund (888) 882-8212 or by accessing the Fund’s Form N-PX on the SEC’s website at sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC website at sec.gov. or without charge and upon request by calling the Fund at (704) 215-4300.

Investment Adviser and Administrator
StepStone Group Private Wealth LLC
128 S Tryon St., Suite 1600
Charlotte, North Carolina 28202
www.stepstonepw.com

Investment Sub-Adviser
StepStone Group LP
4225 Executive Square, Suite 1600
La Jolla, California 92037

Custodian
UMB Bank, N.A.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Sub-Administrator, Transfer Agent and Sub-Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212-3949
Phone: (414) 299-2200

Distributor
UMB Distribution Services, LLC
235 W. Galena Street
Milwaukee, Wisconsin 53212-3949

Independent Registered Public Accounting Firm
Ernst & Young LLP
One Manhattan West
New York, New York 10001

(b)    Not applicable.

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    INVESTMENTS.

(a)     Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Report to Shareholders filed under Item 1(a) of this Form.

(b)     Not applicable.

ITEM 7.    FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.    PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.  REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11.  STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual report.

ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)     Not applicable for semi-annual report.

(b)     Not applicable.

ITEM 14.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

No purchases were made during the reporting period by or on behalf of the Fund or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the Fund’s equity securities that is registered by the Registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

ITEM 15.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of trustees during the period covered by this report.

ITEM 16.  CONTROLS AND PROCEDURES.

(a)     The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)     There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF THE SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

(a)     Not applicable.

(b)     Not applicable.

ITEM 18.  RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)     Not applicable.

(b)     Not applicable.

ITEM 19.  EXHIBITS.

(a)(1)	Not applicable for semi-annual report.
(a)(2)	Not applicable.
(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	StepStone Private Markets
By (Signature and Title)*	/s/ Robert W. Long
Robert W. Long, President
(Principal Executive Officer)
Date	December 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert W. Long
Robert W. Long, President
(Principal Executive Officer)
Date	December 5, 2024
By (Signature and Title)*	/s/ Kimberly S. Zeitvogel
Kimberly S. Zeitvogel, Treasurer
(Principal Financial Officer)
Date	December 5, 2024

____________

*        Print the name and title of each signing officer under his or her signature.